BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2014
Business Combination, Description [Abstract]
BUSINESS COMBINATION
NOTE C – BUSINESS COMBINATION

The Company accounts for its acquisitions using the acquisition method. Acquisition accounting requires the total purchase price to be allocated to the estimated fair values of assets acquired and liabilities assumed, including certain intangible assets that must be recognized. Typically, this allocation results in the purchase price exceeding the fair value of net assets acquired, which is recorded as goodwill. Core deposit intangibles are a measure of the value of checking, money market and savings deposits acquired in business combinations accounted for under the acquisition method. Core deposit intangibles and other identified intangibles with finite useful lives are amortized using the straight line method over their estimated useful lives of up to ten years. Loans that the Company acquires in connection with acquisitions are recorded at fair value with no carryover of the related allowance for credit losses. Fair value of the loans involves estimating the amount and timing of principal and interest cash flows expected to be collected on the loans and discounting those cash flows at a market rate of interest. The excess or deficit of cash flows expected at acquisition over the estimated fair value is referred to as the accretable discount or amortizable premium and is recognized into interest income over the remaining life of the loan.

First National Bank of Baldwin County

On April 30, 2013, the Company completed the acquisition of all of the outstanding shares of First National Bank of Baldwin County, a wholly-owned subsidiary of First Baldwin Bancshares, Inc., an Alabama corporation, which included five (5) branches and (1) loan production office located on the Alabama Gulf Coast in Baldwin County, Alabama.

In connection with the acquisition, the Company recorded $1.3 million of goodwill and $.7 million of core deposit intangible. The core deposit intangible will be expensed over 10 years. The Company acquired the $124.2 million loan portfolio at a fair value discount of $.5 million which included a credit mark of $.9 million. The discount represents expected credit losses, adjustments to market interest rates and liquidity adjustments.

The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows (dollars in thousands):

Purchase price:
Cash	$3,300
Total purchase price	3,300
Identifiable assets:
Cash and due from banks	46,450
Investments	2,508
Loans and leases	124,165
Other Real Estate	87
Core deposit intangible	680
Personal and real property	10,655
Deferred tax asset	2,969
Other assets	1,034
Total assets	188,548
Liabilities and equity:
Deposits	185,771
Other liabilities	736
Total liabilities	186,507
Net assets acquired	$2,041
Goodwill resulting from acquisition	$1,259

The outstanding principal balance and the carrying amount of these loans included in the consolidated balance sheet at December 31, 2014, are as follows (dollars in thousands):

Outstanding principal balance	$87,453
Carrying amount	87,245

All loans obtained in the acquisition reflect no specific evidence of credit deterioration and very low probability that the Company would be unable to collect all contractually required principal and interest payments.

Expenses associated with the acquisition were $30,000 and $1,439,000 for the three and twelve month periods ended December 31, 2013, respectively. These costs included system conversion and integrating operations charges as well as legal and consulting expenses, which have been expensed as incurred.

BCB Holding Company, Inc.

On March 3, 2014, the Company entered into an Agreement and Plan of Merger (the “Agreement”) with BCB Holding Company, Inc., an Alabama corporation (“BCB”) and parent of Bay Bank, Mobile, Alabama. The Agreement provides that, upon the terms and subject to the conditions set forth in the Agreement, BCB will merge with and into the Company (the “Merger”) and Bay Bank will merge with and into The First, A National Banking Association (“Bank Merger”). Subject to the terms and conditions of the Agreement, which has been approved by the Boards of Directors of the Company and BCB, each outstanding share of BCB common stock, other than shares held by the Company or BCB, or, shares with respect to which the holders thereof have perfected dissenters’ rights, will receive (i) for the BCB common stock that was outstanding prior to August 1, 2013, $3.60 per share which may be received in cash or the Company common stock provided that at least 30% of the aggregate consideration paid to such shareholders is in the Company common stock and one non-transferable contingent value right (“CVR”) of the CVR Consideration, and (ii) for the BCB common stock that was issued on August 1, 2013, $2.25 per share in cash. Each CVR is eligible to receive a cash payment equal to up to $0.40, with the exact amount based on the resolution of certain identified BCB loans over a three-year period following the closing of the transaction. Payout of the CVR will be overseen by a special committee of the Company’s Board of Directors. The Company redeemed in full a note payable by BCB to Alostar Bank, as well as the preferred stock issued under the U.S. Treasury’s Capital Purchase Program. The total consideration to be paid in connection with the acquisition will range between approximately $6.2 million and $6.6 million depending upon the payout of the CVR, as well as the price of the Company common stock on the closing of the transaction, which is subject to a cap and a collar regarding its price. An estimated liability of $174,000 has been accrued for the CVR and reflected in the financials at December 31, 2014.

As of the closing on July 1, 2014, the Company and BCB entered into an agreement and plan of merger pursuant to which BCB’s wholly-owned subsidiary, Bay Bank, was merged with and into the Company’s wholly-owned subsidiary, the Bank.

In connection with the acquisition, the Company recorded $1.7 million of goodwill and $.2 million of core deposit intangible. The core deposit intangible will be expensed over 10 years.

The Company acquired the $40.1 million loan portfolio at a fair value discount of $1.7 million. The discount represents expected credit losses, adjusted to market interest rates and liquidity adjustments.

The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows
(dollars in thousands):

Purchase price:
Cash and fair value of common stock	$6,300
Total purchase price	6,300
Identifiable assets:
Cash and due from banks	8,307
Investments	23,423
Loans and leases	38,393
Other Real Estate	571
Core deposit intangible	225
Personal and real property	3,670
Deferred tax asset	2,502
Other assets	305
Total assets	77,396
Liabilities and equity:
Deposits	59,321
Borrowed funds	13,104
Other liabilities	326
Total liabilities	72,751
Net assets acquired	4,645
Goodwill resulting from acquisition	$1,655

The outstanding principal balance and the carrying amount of these loans included in the consolidated balance sheet at December 31, 2014, are as follows (dollars in thousands):

Outstanding principal balance	$36,671
Carrying amount	35,149

Loans acquired with deteriorated credit quality are detailed in Note E – Loans.

The amount of the revenue and earnings included in the Company’s consolidated income statement for the year ended December 31, 2014, reflect only amounts from the acquisition date of July 1, 2014, through December 31, 2014.

The following pro forma financial information presents the combined results of operations as if the acquisition had been effective January 1, 2013. These results include the impact of amortizing certain purchase accounting adjustments such as tangible assets, compensation expenses and the impact of the acquisition on income tax expense. There were no material nonrecurring pro forma adjustments directly attributable to the acquisition included within the following pro forma financial information. The pro forma financial information does not necessarily reflect the results of operations that would have occurred had the combination constituted a single entity during such periods. Growth opportunities are expected to be achieved in various amounts at various times during the years subsequent to the acquisition and not ratably over, or at the beginning or end of such periods. No adjustments have been reflected in the following pro forma financial information for anticipated growth opportunities.

	Year Ended December 31,
(In thousands)	2014	2013
	(Unaudited)

Interest income	$37,572	$33,720
Net income	7,177	5,765

Expenses associated with the acquisition were $29,000 and $508,000 for the three and twelve month periods ended December 31, 2014, respectively. These costs included system conversion and integrating operations charges as well as legal and consulting expenses, which have been expensed as incurred.